DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
Schedule of net earnings from Mesquite

The net earnings from Mesquite for the year ended December 31, 2018 are as follows:

Year ended December 31
(in millions of U.S. dollars, except per share amounts)	2018
Revenues	146.1
Operating expenses	95.6
Depreciation and depletion	35.4
Revenue less cost of goods sold	15.1

Finance income	0.4
Finance costs	(0.4)
Other losses	—
Impairment loss on held-for-sale assets	(253.1)
Loss before taxes	(238.0)
Income tax recovery	83.9
Loss from discontinued operations, net of tax	(154.1)

Schedule of cash flow from operating, investing and financing activities of Mesquite

The following table provides details of the cash flow from operating, investing and financing activities of Mesquite for the year ended December 31, 2018:

Year ended December 31
(in millions of U.S. dollars)	2018
OPERATING ACTIVITIES
Loss from discontinued operations	(154.1)
Adjustments for:
Depreciation and depletion	35.4
Income tax recovery	(83.9)
Finance income	(0.4)
Finance costs	0.4
Impairment loss on held-for-sale assets	253.1
50.5
Change in non-cash operating working capital	(15.9)
Income taxes received	2.6
Cash generated from operations	37.2
INVESTING ACTIVITIES
Mining interests	(4.5)
Interest received	0.4
Cash used by investing activities	(4.1)
Change in cash and cash equivalents	33.1